Income Tax (Details) - Schedule of reconciliation federal income tax rate	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Statutory federal income tax rate						27.00%	27.00%
Foreign losses taxed at different rates						0.00%	1.00%
Research and development credits						0.00%	(3.00%)
Permanent differences						(2.00%)	18.00%
Other						1.00%	7.00%
Valuation allowance/Effective tax rate						(26.00%)	(50.00%)
Income tax provision						0.00%	0.00%
DPCM Capital, Inc [Member]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit					0.00%	2.79%
Change in fair value of warrants					(20.50%)	(27.38%)
Transaction cost allocatable to warrants					(0.30%)	0.00%
Business combination expense					0.00%	0.46%
True ups					0.00%	0.04%
Valuation allowance/Effective tax rate					(0.20%)	3.13%
Income tax provision	0.35%	0.00%	0.90%	0.00%	0.00%	0.04%